Share capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

23. Share capital

Shares

Authorized

Unlimited number of common shares, without par value

Unlimited number of preferred shares, issuable in series

Issued and fully paid

167,165,341 common shares

Year ended December 31, 2020

Private Placement with Investissement Québec

In April 2020, the Company completed a private placement of 7,727,273 common shares at a price of $11.00 per common share for total gross proceeds of $85.0 million (the "Private Placement") with Investissement Québec. The net proceeds from the Private Placement was used for general working capital purposes.

Acquisition of the San Antonio gold project

In August 2020, Osisko acquired the San Antonio gold project (Note 8) in the state of Sonora in Mexico. As part of the acquisition, a total of 1,011,374 common shares of Osisko were issued and valued at $15.8 million, based on the closing price of the Company's common shares on the transaction date.

Osisko Development Corp. - Bought-deal private placement

Concurrent with the transaction described in Note 7, Osisko Development had entered into an engagement letter with underwriters pursuant to which the underwriters had agreed to buy, on a "bought deal" private placement basis, 13,350,000 subscription receipts (the "Subscription Receipts") at a subscription price of $7.50 per Subscription Receipt (the "Issue Price") for gross proceeds of approximately $100.1 million (the "Financing"). Each Subscription Receipt entitled the holder thereof to receive, for no additional consideration and without further action on the part of the holder thereof, on or about the date that the transaction was completed, one common share of Osisko Development ("Osisko Development Share") and one-half-of-one warrant to purchase an Osisko Development Share (each whole warrant, a "Warrant"). Each Warrant will entitle the holder thereof to purchase one Osisko Development Share for $10.00 for an 18-month period following the closing of the transaction (the Warrants maturity date was subsequently extended to December 1, 2023). The Financing was completed on October 29, 2020 and share issue expenses related to this private placement amounted to $3.6 million ($2.6 million, net of income taxes).

Osisko Development Corp. - Brokered private placement

On December 30, 2020, Osisko Development completed a brokered private placement through the issuance of 5,367,050 units of the Company at a price of $7.50 per unit for aggregate gross proceeds of $40.2 million. Each unit consists of one common share of Osisko Development and one-half of one common share purchase warrant of Osisko Development, which each whole warrant entitling the holder to acquire one common share of Osisko Development at a price of $10.00 per share on or prior to December 1, 2023. Share issue expenses related to this private placement amounted to $2.1 million ($1.6 million, net of income taxes).

Osisko Development Corp. - Shares to be issued

In December 2020, Osisko Development received proceeds from a private placement that was closed in 2021 (Note 36). As a result, Osisko Development recorded $73.9 million under shares to be issued on their consolidated balance sheet at December 31, 2020 (under non-controlling interests on the Company's balance sheet).

Year ended December 31, 2019

Share repurchase and secondary offering

On June 25, 2019, Osisko announced that Betelgeuse LLC ("Orion"), a jointly owned subsidiary of certain investment funds managed by Orion Resource Partners, had entered into an agreement with a syndicate of underwriters pursuant to which the underwriters have agreed to purchase, on a bought deal basis, an aggregate of 7,850,000 common shares of the Company held by Orion (the "Secondary Offering") at an offering price of $14.10 per common share (the "Secondary Offering Price"). Osisko has not received any of the proceeds of the Secondary Offering. Orion had granted the underwriters an over-allotment option (the "Over-Allotment Option"), exercisable at any time up to 30 days from and including the date of closing of the Secondary Offering, to purchase up to 1,177,500 additional common shares, at the Secondary Offering Price. The Secondary Offering closed on July 11, 2019 and the Over-Allotment Option was exercised in full by the underwriters on July 18, 2019.

In a concurrent transaction, Osisko purchased for cancellation 12,385,717 of its common shares from Orion (the "Share Repurchase"), for an aggregate purchase price paid by Osisko to Orion of $174.6 million. The purchase price per common share to be paid by Osisko under the Share Repurchase was determined to be the Secondary Offering Price. Payment from Osisko to Orion consists of a combination of cash ($129.5 million) and the direct transfer of investments in associates and other investments held by Osisko ($45.1 million). In a concurrent transaction, Osisko has also sold to separate entities managed by Orion Resource Partners certain other equity securities held by Osisko for cash. The Share Repurchase resulted in an 8% reduction in basic common shares outstanding following the Share Repurchase.

On June 28, 2019, Osisko and Orion completed the first tranche of the Share Repurchase. A total of 7,319,499 common shares of Osisko were acquired from Orion and subsequently cancelled. A portion of the purchase price of $103.2 million for the first tranche of the Share Repurchase was paid in cash (from the sale of all of the common shares held by Osisko in Dalradian to another entity managed by Orion Resource Partners) and a portion was paid in the form of the transfer from Osisko to Orion of investments in associates and other investments.

On July 15, 2019, Osisko and Orion closed the second tranche of the Share Repurchase for the acquisition and cancellation of 5,066,218 common shares of Osisko. The purchase price of $71.4 million was paid in cash (from the sale of all of the common shares held by Osisko in Victoria to another entity managed by Orion Resource Partners for a cash consideration of $71.4 million).

Company	Settlement	Quarter	Value

Victoria Gold Corp. (associate)	Cash	Third	$71.4 million
Dalradian Resources Inc. (other investment)	Cash	Second	$58.1 million
Aquila Resources Inc. (associate)	Transfer	Second	$9.7 million
Highland Copper Company Inc. (associate)	Transfer	Second	$3.0 million
Other investments	Transfer	Second	$32.4 million

$174.6 million

The transaction costs related to the Share Repurchase and Secondary Offering were reimbursed by Orion.

Employee Share Purchase Plan

The Company established an employee share purchase plan. Under the terms of the plan, the Company contributes an amount equal to 60% of the eligible employee's contribution towards the acquisition of common shares from treasury on a quarterly basis.

Osisko Development established a similar plan for its employees in 2020.

Normal Course Issuer Bid

In December 2020, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the 2020 NCIB program, Osisko may acquire up to 14,610,718 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX. Repurchases under the 2020 NCIB program are authorized until December 11, 2021. Daily purchases will be limited to 138,366 common shares, other than block purchase exemptions, representing 25% of the average daily trading volume of the common shares on the TSX for the six-month period ending November 30, 2020, being 553,464 Common Shares.

In December 2019, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the 2019 NCIB program, Osisko could acquire up to 13,681,732 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX. Repurchases under the 2019 NCIB program were authorized until December 11, 2020. Daily purchases were limited to 126,674 common shares, other than block purchase exemptions, representing 25% of the average daily trading volume of the common shares on the TSX for the six-month period ending November 30, 2019, being 506,698 Common Shares.

During the year ended December 31, 2020, the Company purchased for cancellation a total of 429,722 common shares under the 2019 NCIB program for $3.9 million (average acquisition price per share of $9.15). During the year ended December 31, 2019, the Company purchased for cancellation a total of 983,900 common shares under the 2018 NCIB program for $11.8 million (average acquisition price per share of $12.02).

Dividends

The following table provides details on the dividends declared by the Company for the years ended December 31, 2020 and 2019:

Declaration date	Dividend per share	Record date	Payment date	Dividend payable	Dividend reinvestment plan(i)
	$			$

February 19, 2020	0.05	March 31, 2020	April 15, 2020	7,879,000	24,809,311
May 12, 2020	0.05	June 30, 2020	July 15, 2020	8,259,000	27,492,302
August 5, 2020	0.05	September 30, 2020	October 15, 2020	8,342,000	9,822,963
November 9, 2020	0.05	December 31, 2020	January 15, 2021	8,358,000	11,525,456
	0.20			32,838,000

February 20, 2019	0.05	March 29, 2019	April 15, 2019	7,757,000	5,087,058
May 1, 2019	0.05	June 28, 2019	July 15, 2019	7,145,000	8,157,756
July 31, 2019	0.05	September 30, 2019	October 15, 2019	7,201,000	5,672,755
November 6, 2019	0.05	December 31, 2019	January 15, 2020	7,874,000	6,666,723
	0.20			29,977,000

(i) Number of common shares held by shareholders participating in the dividend reinvestment plan described below.

Dividend reinvestment plan

The Company has a dividend reinvestment plan ("DRIP") that allows Canadian and U. S. shareholders to reinvest their cash dividends into additional common shares either purchased on the open market through the facilities of the TSX or the NYSE, or issued directly from treasury by the Company, or acquired by a combination thereof. In the case of a treasury issuance, the price will be the weighted average price of the common shares on the TSX or the NYSE during the five trading days immediately preceding the dividend payment date, less a discount, if any, of up to 5%, at the Company's sole election.

As at December 31, 2020, the holders of 11,525,456 common shares had elected to participate in the DRIP, representing dividends payable of $0.6 million. During the year ended December 31, 2020, the Company issued 268,173 common shares under the DRIP, at a discount rate of 3% (198,609 common shares in 2019 at a discount rate of 3%). On January 15, 2021, 37,545 common shares were issued under the DRIP at a discount rate of 3%.

Capital management

The Company's primary objective when managing capital is to maximize returns for its shareholders by growing its asset base, both organically through strategic investments in exploration and development companies and through accretive acquisitions of high-quality royalties, streams and other similar interests, while ensuring capital protection. The Company defines capital as long-term debt and total equity, including the undrawn portion of the revolving credit facility. Capital is managed by the Company's management and governed by the Board of Directors.

	December 31,	December 31,
	2020	2019
	$	$
Long-term debt	400,429	349,042
Total equity	1,841,032	1,493,446
Undrawn revolving credit facility(i)	336,340	380,518
	2,577,801	2,223,006

(i) Excluding the potential additional available credit (accordion) of $100.0 million as at December 31, 2020 and 2019 (Note 22).

There were no changes in the Company's approach to capital management during the year ended December 31, 2020, compared to the prior year. The Company is not subject to material externally imposed capital requirements and is in compliance with all its covenants under its revolving credit facility (Note 22) as at December 31, 2020.